Initial Public Offering (Details) - IPO [Member] - USD ($)		12 Months Ended
	Jun. 21, 2022	Dec. 31, 2023
Initial Public Offering [Line Items]
Public shares sold	9,775,000	9,775,000
Public units per share	$ 10
Generating gross proceeds	$ 97,750,000
Initial business combination year		5 years
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Public units per share		$ 10